Geographic and Significant Customer Information - Schedule of Sets Forth Reporting Revenue Information (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		$ 1,250	$ 1,754
United States [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		371	524
Spain [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		187	129
Italy [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		175	46
Japan [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		98	335
India [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		16	238
Israel [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		10	8
Other [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region	[1]	$ 393	$ 474

[1]	No country included in Others represented more than 10% of consolidated revenues.